PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
Summary of Prepayments and Other Current Assets
	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

Deposits for future lottery ticket purchase*	89,417	46	7
Receivables from third party payment service providers	17,705	888	137
Receivables from lottery administration centers for winnings	2,749	-	-
Interest receivables	6,441	5,189	801
Deposit for business acquisition**	20,000	-	-
Deferred sponsorship and advertising expenses	10,324	1,963	303
Deposits receivable from merchants***	-	6,970	1,076
Others	11,251	15,799	2,438
	157,887	30,855	4,762

*	Deposits for future lottery ticket purchase represent cash paid in advance by the Group to lottery administration centers for the purchase of lottery tickets.

**	Deposit for business acquisition represents cash paid in advance by the Group for a potential business acquisition. The deposit was returned to the Group in January 2015, as the deal was cancelled.

*** Deposits receivable from merchants represent cash paid in advance by Sumpay.cn to the local merchants for the prepaid card services.

Summary of Deposits
	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

Deposits for lottery ticket equipment and office leases	10,071	1,217	188